Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets designated at FVTPL	£ 508	£ 465
Financial assets mandatorily at FVTPL	325	509
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss	0	0	£ (1)
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss	(2)	(2)
Santander UK Group Holdings plc
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets designated at FVTPL	1,425	0
Debt securities issued during period for MREL requirements	1,425
Debt securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Senior credit linked notes presented on a net basis		2,100
Senior tranches of credit linked notes netted against senior cash deposits	£ 825	£ 1,500